Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (57,429)	$ 36,262	$ 30,426
Foreign currency translation adjustments	(4,946)	3,003	3,562
Comprehensive income (loss)	$ (62,375)	$ 39,265	$ 33,988